LEASES	12 Months Ended
Sep. 30, 2020
Leases [Abstract]
LEASES
14. LEASES

Lessee Accounting

The Company determines if an arrangement is a lease at inception based on whether the Company has the right to control the use of an identified asset, the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset and accounts for leases in accordance with ASC 842, Leases. Right-of-use assets represent the Company’s right to use the underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. Right-of-use assets and leased liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term, including payments at commencement that depend on an index or rate. The Company’s land leases and office equipment leases in which the Company is the lessee do not have a readily determinable implicit rate, so an incremental borrowing rate, based on the information available at the lease commencement date, is utilized to determine the present value of lease payments. When a secured borrowing rate is not readily available, unsecured borrowing rates are adjusted for the effects of collateral to determine the incremental borrowing rate. The Company uses the implicit rate for agreements in which it is a lessor. The Company has not entered into any material agreements in which it is a lessor. Lease expense and lease income are recognized on a straight-line basis over the lease term for operating leases. For more information on the adoption of ASC 842, Leases, see Note 2. Summary of Significant Accounting Policies.

The Company’s lease agreements primarily consist of commercial solar land leases, storage and capacity leases, equipment and real property, including land and office facilities, office equipment and the sale leaseback of its natural gas meters.

Certain leases contain escalation provisions for inflation metrics. The storage leases contain a variable payment component that relates to the change in the inflation metrics that are not known past the current payment period. These variable components of these lease payments are excluded from the lease payments that are used to determine the related right-of-use asset and lease liability. The variable portion of these leases are recognized as leasing expenses when they are incurred. The capacity lease payments are fully variable and based on the amount of natural gas stored in the storage caverns.

The Company’s solar land lease terms are primarily between 15 and 35 years, which includes options to extend the terms for multiple additional 5 to 10 years each. The Company’s office leases vary in duration, ranging from 1 to 25 years and may or may not include extension or early purchase options. The majority of the Company’s meter leases are for terms of 7 years with purchase options available prior to the end of the 7 year term. Equipment leases include general office equipment that also vary in duration, most are for a term of 5 years. The Company's storage and capacity leases have assumed terms of 50 years to coincide with the expected useful lives of the cavern assets with which the leases are associated. The Company's lease terms may include options to extend, purchase the leased asset or terminate a lease and they are included in the lease liability calculation when it is reasonably certain that those options will be exercised. The expense related to the leases subject to the short-term lease recognition exemption are recognized on a straight-line basis, with such amounts disclosed in the financial statement notes below.

The Company has lease agreements with lease and nonlease components and has elected the practical expedient to combine lease and nonlease components for certain classes of leases, such as office buildings, solar land leases and office equipment. Variable payments are not significant to the Company. The Company’s lease agreements do not contain any material residual value guarantees, material restrictions or material covenants. There are no material lease transactions with related parties.

The following table presents the Company's lease costs included in the Consolidated Statements of Operations for the fiscal year ended September 30:

(Thousands)	Income Statement Location	2020
Finance lease cost
Amortization of right-of-use assets	Depreciation and amortization	$5,007
Interest on lease liabilities	Interest expense, net of capitalized interest	1,511
Total finance lease cost		6,518
Operating lease cost	Operation and maintenance, net of capitalized costs	$6,404
Short-term lease cost	Operation and maintenance	1,041
Variable lease cost	Operation and maintenance	1,025
Total lease cost		$14,988

The following table presents supplemental cash flow information related to leases for the fiscal year ended September 30:

(Thousands)	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$8,804
Operating cash flows from finance leases	$1,189
Financing cash flows from finance leases	$6,985

Assets obtained or modified through amendments in exchange for operating lease liabilities during fiscal 2020 were $76.6 million. Assets obtained or modified through amendments in exchange for finance lease liabilities during fiscal 2020, were $49.7 million.

The following table presents the balance and classifications of our right of use assets and lease liabilities included in the Consolidated Balance Sheets for the fiscal year ended September 30:

(Thousands)	Balance Sheet Location	2020
Assets
Noncurrent
Operating lease assets	Operating lease assets	$131,769
Finance lease assets	Utility plant	71,085
Total lease assets		$202,854
Liabilities
Current
Operating lease liabilities	Operating lease liabilities	$6,724
Finance lease liabilities	Current maturities of long-term debt	10,416
Noncurrent
Operating lease liabilities	Operating lease liabilities	95,030
Finance lease liabilities	Long-term debt	63,743
Total lease liabilities		$175,913

As of September 30, 2020, the weighted average remaining lease term for the operating and finance leases is 25.5 and 11.5 years, respectively. The weighted average discount rate used in the valuation of the operating and finance lease liabilities and right-of-use assets over the remaining lease term is 3.18 percent and 2.5 percent, respectively.
The following table presents the Company's maturities of lease liabilities as of September 30, 2020:

(Thousands)	Operating Leases	Finance Leases
2021	$6,706	$54,992
2022	6,634	6,004
2023	6,590	4,622
2024	6,210	5,279
2025	5,646	3,396
Thereafter	122,085	2,324
Total future lease payments	153,871	76,617
Less: Liability accretion	(52,117)	(2,458)
Total lease liability	$101,754	$74,159

The following table reflects the Company's future minimum lease payments due under non-cancelable operating leases for continuing operations as of September 30, 2019, under ASC 840 and is being presented for comparative purposes. These commitments relate principally to commercial solar land leases, equipment and real property leases, including land and office facility leases, natural gas meters and office equipment.

(Thousands)	Operating Leases	Finance Leases
2020	$4,411	$11,707
2021	$4,698	$6,603
2022	$4,609	$7,494
2023	$4,579	$3,995
2024	$4,199	$4,652
Thereafter	$54,405	$4,173

On August 14, 2020, the Company entered into a partial termination agreement of its lease contracts associated with its natural gas cavern storage. As a result of the partial termination, the Company paid $28.5 million to the lease owners receiving in return a 50 year non-compete agreement. The Company treated these Leaf River lease arrangements as one combined contract and its termination was recognized as remeasurement of the remaining lease assets that will be amortized over the remaining part of the lease lives.

LEASES
14. LEASES

Lessee Accounting

The Company determines if an arrangement is a lease at inception based on whether the Company has the right to control the use of an identified asset, the right to obtain substantially all of the economic benefits from the use of the asset and the right to direct the use of the asset and accounts for leases in accordance with ASC 842, Leases. Right-of-use assets represent the Company’s right to use the underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. Right-of-use assets and leased liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term, including payments at commencement that depend on an index or rate. The Company’s land leases and office equipment leases in which the Company is the lessee do not have a readily determinable implicit rate, so an incremental borrowing rate, based on the information available at the lease commencement date, is utilized to determine the present value of lease payments. When a secured borrowing rate is not readily available, unsecured borrowing rates are adjusted for the effects of collateral to determine the incremental borrowing rate. The Company uses the implicit rate for agreements in which it is a lessor. The Company has not entered into any material agreements in which it is a lessor. Lease expense and lease income are recognized on a straight-line basis over the lease term for operating leases. For more information on the adoption of ASC 842, Leases, see Note 2. Summary of Significant Accounting Policies.

The Company’s lease agreements primarily consist of commercial solar land leases, storage and capacity leases, equipment and real property, including land and office facilities, office equipment and the sale leaseback of its natural gas meters.

Certain leases contain escalation provisions for inflation metrics. The storage leases contain a variable payment component that relates to the change in the inflation metrics that are not known past the current payment period. These variable components of these lease payments are excluded from the lease payments that are used to determine the related right-of-use asset and lease liability. The variable portion of these leases are recognized as leasing expenses when they are incurred. The capacity lease payments are fully variable and based on the amount of natural gas stored in the storage caverns.

The Company’s solar land lease terms are primarily between 15 and 35 years, which includes options to extend the terms for multiple additional 5 to 10 years each. The Company’s office leases vary in duration, ranging from 1 to 25 years and may or may not include extension or early purchase options. The majority of the Company’s meter leases are for terms of 7 years with purchase options available prior to the end of the 7 year term. Equipment leases include general office equipment that also vary in duration, most are for a term of 5 years. The Company's storage and capacity leases have assumed terms of 50 years to coincide with the expected useful lives of the cavern assets with which the leases are associated. The Company's lease terms may include options to extend, purchase the leased asset or terminate a lease and they are included in the lease liability calculation when it is reasonably certain that those options will be exercised. The expense related to the leases subject to the short-term lease recognition exemption are recognized on a straight-line basis, with such amounts disclosed in the financial statement notes below.

The Company has lease agreements with lease and nonlease components and has elected the practical expedient to combine lease and nonlease components for certain classes of leases, such as office buildings, solar land leases and office equipment. Variable payments are not significant to the Company. The Company’s lease agreements do not contain any material residual value guarantees, material restrictions or material covenants. There are no material lease transactions with related parties.

The following table presents the Company's lease costs included in the Consolidated Statements of Operations for the fiscal year ended September 30:

(Thousands)	Income Statement Location	2020
Finance lease cost
Amortization of right-of-use assets	Depreciation and amortization	$5,007
Interest on lease liabilities	Interest expense, net of capitalized interest	1,511
Total finance lease cost		6,518
Operating lease cost	Operation and maintenance, net of capitalized costs	$6,404
Short-term lease cost	Operation and maintenance	1,041
Variable lease cost	Operation and maintenance	1,025
Total lease cost		$14,988

The following table presents supplemental cash flow information related to leases for the fiscal year ended September 30:

(Thousands)	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$8,804
Operating cash flows from finance leases	$1,189
Financing cash flows from finance leases	$6,985

Assets obtained or modified through amendments in exchange for operating lease liabilities during fiscal 2020 were $76.6 million. Assets obtained or modified through amendments in exchange for finance lease liabilities during fiscal 2020, were $49.7 million.

The following table presents the balance and classifications of our right of use assets and lease liabilities included in the Consolidated Balance Sheets for the fiscal year ended September 30:

(Thousands)	Balance Sheet Location	2020
Assets
Noncurrent
Operating lease assets	Operating lease assets	$131,769
Finance lease assets	Utility plant	71,085
Total lease assets		$202,854
Liabilities
Current
Operating lease liabilities	Operating lease liabilities	$6,724
Finance lease liabilities	Current maturities of long-term debt	10,416
Noncurrent
Operating lease liabilities	Operating lease liabilities	95,030
Finance lease liabilities	Long-term debt	63,743
Total lease liabilities		$175,913

As of September 30, 2020, the weighted average remaining lease term for the operating and finance leases is 25.5 and 11.5 years, respectively. The weighted average discount rate used in the valuation of the operating and finance lease liabilities and right-of-use assets over the remaining lease term is 3.18 percent and 2.5 percent, respectively.
The following table presents the Company's maturities of lease liabilities as of September 30, 2020:

(Thousands)	Operating Leases	Finance Leases
2021	$6,706	$54,992
2022	6,634	6,004
2023	6,590	4,622
2024	6,210	5,279
2025	5,646	3,396
Thereafter	122,085	2,324
Total future lease payments	153,871	76,617
Less: Liability accretion	(52,117)	(2,458)
Total lease liability	$101,754	$74,159

The following table reflects the Company's future minimum lease payments due under non-cancelable operating leases for continuing operations as of September 30, 2019, under ASC 840 and is being presented for comparative purposes. These commitments relate principally to commercial solar land leases, equipment and real property leases, including land and office facility leases, natural gas meters and office equipment.

(Thousands)	Operating Leases	Finance Leases
2020	$4,411	$11,707
2021	$4,698	$6,603
2022	$4,609	$7,494
2023	$4,579	$3,995
2024	$4,199	$4,652
Thereafter	$54,405	$4,173

On August 14, 2020, the Company entered into a partial termination agreement of its lease contracts associated with its natural gas cavern storage. As a result of the partial termination, the Company paid $28.5 million to the lease owners receiving in return a 50 year non-compete agreement. The Company treated these Leaf River lease arrangements as one combined contract and its termination was recognized as remeasurement of the remaining lease assets that will be amortized over the remaining part of the lease lives.